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March 5, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Aberdeen Funds
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Registrant”), and pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”) the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund, Aberdeen International Equity Institutional Fund, Aberdeen Small Cap Fund and Aberdeen Core Income Fund, all series of the Registrant (the “Acquiring Funds”), of the assets and identified liabilities of New Asia Growth Fund, International Stock Fund, Small Cap Fund and High Grade Core Fixed Income Fund, all series offered by the Pacific Capital Funds, a Massachusetts business trust, in exchange for shares of the applicable Acquiring Funds.

Pursuant to Rule 488, the Registration Statement designates an effective date of April 5, 2010.  Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (202) 303-1262.

Sincerely,

/s/David Joire
David Joire

Enclosures

NEW YORK WASHINGTON PARIS LONDON MILAN ROME FRANKFURT BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh